COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations
		Year 1	Year 2	Year 3	Year 4	Year 5
	Total	December 2015	December 2016	December 2017	December 2018	December 2019	Thereafter
Long-Term Debt Obligations	$450,000	$—	$—	450,000	$—	$—	$—
Current Debt Obligations	$502,388	$480,529	$42,936	—	$—	$—	$—
Capital Leases	$165,990	$10,993	$47,046	47,996	$34,886	$17,287	$7,782
Operating Lease Obligations	$16,805,674	$583,301	$2,145,105	2,160,884	$2,137,230	$1,837,408	$7,941,746
Total	$17,924,052	$1,074,823	$2,235,087	2,658,880	$2,172,116	$1,854,695	$7,949,528

		Year 1	Year 2	Year 3	Year 4	Year 5
	Total	December 2015	December 2016	December 2017	December 2018	December 2019	Thereafter

Long-Term Debt Obligations	$700,000	$-	$-	$700,000	$-	$-	$-
Related Party Debt Obligations	$200,000	$-	$-	$200,000	$-	$-	$-
Capital Leases	172,960	45,052	40,724	40,723	26,360	12,587	7,395
Operating Lease Obligations	16,797,426	1,887,780	2,009,821	2,028,724	2,005,070	1,705,248	7,160,782
Total	$17,870,386	1,932,832	2,050,545	2,969,447	2,031,430	1,717,835	7,168,177

Schedule of Operating Leases
2015	$583,301
2016	2,145,105
2017	2,160,884
2018	2,137,230
2019	1,837,408
Thereafter	7,941,746
$16,805,674

2015	$1,887,780
2016	2,009,821
2017	2,028,724
2018	2,005,070
2019	1,705,248
Thereafter	7,160,782
$16,797,426